Intangible Assets - Changes in Intangible Assets and Goodwill (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 146,562	$ 145,610
Amortization expense		(2,465)	(1,812)	$ (1,913)
Ending balance	$ 7,817	155,501	146,562	145,610
Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		81,255	87,617
Ending balance		76,649	81,255	87,617
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		47,906	40,530
Ending balance		52,820	47,906	40,530
Trademark rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		6,600	6,699
Ending balance		8,647	6,600	6,699
Other indefinite lived intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,160	1,977
Ending balance		1,424	2,160	1,977
Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		137,921	136,823
Ending balance		139,540	137,921	136,823
Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		4,356	4,270
Ending balance		4,368	4,356	4,270
Systems in Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		675	777
Ending balance		432	675	777
Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,192	1,224
Ending balance		1,163	1,192	1,224
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,418	2,516
Ending balance		9,998	2,418	2,516
Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		8,641	8,787
Ending balance		15,961	8,641	8,787
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(6,869)	(5,738)	(4,574)
Amortization expense		(2,465)	(1,811)	(1,913)
Disposals		179	475	191
Effect of movements in exchange rates		193	233	235
Changes in value on the recognition of inflation effects		(29)	(28)	(52)
Ending balance		(8,991)	(6,869)	(5,738)
Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals				375
Accumulated depreciation, amortisation and impairment [member] | Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(5,207)	(4,437)	(3,262)
Amortization expense		(1,536)	(1,351)	(1,453)
Disposals		129	445	93
Effect of movements in exchange rates		142	165	236
Changes in value on the recognition of inflation effects		(29)	(29)	(51)
Ending balance		(6,501)	(5,207)	(4,437)
Accumulated depreciation, amortisation and impairment [member] | Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(637)	(544)	(457)
Amortization expense		(97)	(123)	(87)
Disposals			30
Ending balance		(734)	(637)	(544)
Accumulated depreciation, amortisation and impairment [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(1,025)	(757)	(855)
Amortization expense		(832)	(337)	(373)
Disposals		50		98
Effect of movements in exchange rates		51	68	(1)
Changes in value on the recognition of inflation effects			1	(1)
Ending balance		(1,756)	(1,025)	(757)
Accumulated depreciation, amortisation and impairment [member] | Other [member] | Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals				375
Accumulated depreciation, amortisation and impairment [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(6,869)	(5,738)	(4,574)
Amortization expense		(2,465)	(1,811)	(1,913)
Disposals		179	475	191
Effect of movements in exchange rates		193	233	235
Changes in value on the recognition of inflation effects		(29)	(28)	(52)
Ending balance		(8,991)	(6,869)	(5,738)
Accumulated depreciation, amortisation and impairment [member] | Total amortized intangible assets [member] | Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals				375
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		153,431	151,348	158,667
Additions		1,483	2,198	1,793
Acquisitions from business combinations (see Note 4)		22,804	7,782	5,997
Changes in fair value of past acquisitions		(69)	(22)	272
Internal development				41
Disposals		(1,190)	(758)	(191)
Effect of movements in exchange rates		(10,580)	(7,111)	(10,810)
Changes in value on the recognition of inflation effects		38	(6)	57
Ending balance		164,492	153,431	151,348
Cost [member] | Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals				(4,478)
Cost [member] | Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		81,255	87,617	91,902
Additions		1
Acquisitions from business combinations (see Note 4)				4,602
Changes in fair value of past acquisitions			(2,887)
Effect of movements in exchange rates		(4,607)	(3,475)	(5,005)
Ending balance		76,649	81,255	87,617
Cost [member] | Right to produce and distribute trademark products [member] | Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals				(3,882)
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		47,906	40,530	43,449
Additions				75
Acquisitions from business combinations (see Note 4)		12,080	6,542	842
Changes in fair value of past acquisitions		(1,323)	2,903	272
Disposals		(183)
Effect of movements in exchange rates		(4,466)	(2,069)	(4,108)
Ending balance		52,820	47,906	40,530
Cost [member] | Trademark rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		6,600	6,699	7,185
Acquisitions from business combinations (see Note 4)		2,101	469	170
Changes in fair value of past acquisitions		347
Disposals		(116)	(48)
Effect of movements in exchange rates		(70)	(520)	(656)
Ending balance		8,647	6,600	6,699
Cost [member] | Other indefinite lived intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,160	1,977	2,257
Additions			164	71
Changes in fair value of past acquisitions		(361)	153
Disposals		(305)		(2)
Effect of movements in exchange rates		(59)	(134)	(349)
Ending balance		1,424	2,160	1,977
Cost [member] | Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		137,921	136,823	144,793
Additions		1	164	146
Acquisitions from business combinations (see Note 4)		14,181	7,011	5,614
Changes in fair value of past acquisitions		(1,337)	169	272
Disposals		(604)	(48)	(2)
Effect of movements in exchange rates		(9,202)	(6,198)	(10,118)
Ending balance		139,540	137,921	136,823
Cost [member] | Total unamortized intangible assets [member] | Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals				(3,882)
Cost [member] | Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		9,563	8,707	7,103
Additions		771	824	1,051
Acquisitions from business combinations (see Note 4)		26	759	35
Changes in fair value of past acquisitions			(6)
Transfer of completed development systems		397	412	904
Disposals		(164)	(580)	(43)
Effect of movements in exchange rates		276	(553)	(343)
Ending balance		10,869	9,563	8,707
Cost [member] | Systems in Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		675	777	1,291
Additions		202	334	371
Acquisitions from business combinations (see Note 4)				57
Transfer of completed development systems		(399)	(413)	(904)
Disposals		(6)
Effect of movements in exchange rates		(40)	(23)	(38)
Ending balance		432	675	777
Cost [member] | Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,829	1,768	1,637
Additions		111	191	131
Disposals		(43)	(130)
Ending balance		1,897	1,829	1,768
Cost [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		3,443	3,273	3,843
Additions		398	685	94
Acquisitions from business combinations (see Note 4)		8,597	12	291
Changes in fair value of past acquisitions		1,268	(185)
Internal development				41
Transfer of completed development systems		2	1
Disposals		(373)		(146)
Effect of movements in exchange rates		(1,614)	(337)	(311)
Changes in value on the recognition of inflation effects		38	(6)	57
Ending balance		11,754	3,443	3,273
Cost [member] | Other [member] | Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals				(596)
Cost [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		15,510	14,525	13,874
Additions		1,482	2,034	1,647
Acquisitions from business combinations (see Note 4)		8,623	771	383
Changes in fair value of past acquisitions		1,268	(191)
Internal development				41
Disposals		(586)	(710)	(189)
Effect of movements in exchange rates		(1,378)	(913)	(692)
Changes in value on the recognition of inflation effects		38	(6)	57
Ending balance		24,952	$ 15,510	14,525
Cost [member] | Total amortized intangible assets [member] | Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals				$ (596)
Specialty’s Café & Bakery, Inc [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals		(1,426)
Specialty’s Café & Bakery, Inc [Member] | Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals		(1,194)
Specialty’s Café & Bakery, Inc [Member] | Cost [member] | Trademark rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals		(215)
Specialty’s Café & Bakery, Inc [Member] | Cost [member] | Other indefinite lived intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals		(11)
Specialty’s Café & Bakery, Inc [Member] | Cost [member] | Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals		(1,420)
Specialty’s Café & Bakery, Inc [Member] | Cost [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals		(5)
Specialty’s Café & Bakery, Inc [Member] | Cost [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals		$ (5)